PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Balance at the beginning of the year	¥ 378
Additions charged to allowance for credit loss	49,329	¥ 378
Balance at the end of the year	¥ 49,707	¥ 378